Convertible bonds (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current
Convertible bonds, current	$ 0	$ 405,603
2025 Convertible Senior Notes
Current
Convertible bonds, current	0	0
2026 Convertible Senior Notes
Current
Convertible bonds, current	$ 0	$ 405,603